Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Total revenues				$ 304	$ 229	$ 1,051	$ 204	$ 102	$ 17	$ 1,147	$ 219	$ 198	$ 1,484	$ 1,788	$ 1,485
Expenses:
Research and development	3,792			2,368	2,197	2,879	3,118	2,418	3,062	5,483	6,413	10,547	8,194	10,562	17,376
General and administrative	3,395			2,787	1,500	1,208	1,926	1,182	1,749	1,804	1,922	9,990	4,634	7,421	6,657
Total operating expenses	7,187			5,155	3,697	4,087	5,044	3,600	4,811	7,287	8,335	20,537	12,828	17,983	24,033
Operating loss	(7,187)			(4,851)	(3,468)	(3,036)	(4,840)	(3,498)	(4,794)	(6,140)	(8,116)	(20,339)	(11,344)	(16,195)	(22,548)
Other income / (expense):
Interest income	25				1							124	9	15	12
Interest expense	(105)				(460)							(358)	(642)	(1,409)	(1,863)
Other income, net	141											473	486	401	129
Other income / (expense), net	61				(459)							239	(147)	(4,338)	4,102
Net loss	$ (7,126)	$ (6,437)	$ (6,537)	(9,042)	$ (3,927)	(3,052)	(4,512)	2,473	(5,443)	(6,752)	(8,724)	$ (20,100)	$ (11,491)	$ (20,533)	$ (18,446)
Net loss per common share
Basic and diluted (in dollars per share)	$ (0.22)				$ (1.04)							$ (0.62)	$ (3.21)	$ (7.74)	$ (24.14)
Weighted average number of common shares outstanding
Basic and diluted (in shares)	32,189,000				3,769,000							32,173,000	3,585,000	4,493	1,028
Grant [Member]
Revenues:
License revenue with affiliate					$ 70								$ 765	$ 765	$ 1,383
License [Member]
Revenues:
License revenue with affiliate				$ 304	$ 159	$ 356	$ 204	$ 102				$ 198	$ 719	$ 1,023	$ 102